Quarterly Results of Operations (Unaudited) (Schedule Of CY Quarterly Profit And Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 1,630,034	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 4,602,736	$ 4,548,677	$ 6,243,044	$ 6,246,884	$ 6,161,352
Operating Expenses [Abstract]
Direct operating expenses	645,981	672,132	648,743	630,357	594,817	649,097	633,770	602,803	608,571	1,885,698	1,879,109	2,543,419	2,494,241	2,504,467
Selling, general and administrative expenses	429,687	423,803	411,354	411,341	403,363	431,355	407,501	401,479	426,083	1,266,092	1,226,058	1,649,861	1,666,418	1,604,524
Corporate expenses	78,202	70,658	89,574	77,557	83,763	78,745	73,921	72,094	72,606	233,104	245,702	324,182	297,366	239,399
Depreciation and amortization	175,865	191,582	177,330	179,734	182,182	189,730	182,350	181,839	175,366	524,798	539,246	730,828	729,285	763,306
Impairment charges	35	16,970	0	0	0	37,651	0	0	0	4,937	0	16,970	37,651	7,614
Other operating income, net	47,172	13,304	6,186	1,113	2,395	968	42,118	1,917	3,124	45,709	9,694	22,998	48,127	12,682
Operating income	347,436	332,526	266,707	320,221	81,328	310,726	331,907	346,196	81,221	733,816	668,256	1,000,782	1,070,050	1,054,724
Interest expense	432,616	418,014	438,404	407,508	385,525	400,930	388,210	385,867	374,016	1,304,335	1,231,437	1,649,451	1,549,023	1,466,246
Gain (loss) on marketable securities	0	(50)	31	130,898	0	(4,580)	0	0	0	0	130,929	130,879	(4,580)	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	3,955	(91,291)	3,983	5,971	3,641	6,643	3,663	4,696	3,555	(9,388)	13,595	(77,696)	18,557	26,958
Loss on extinguishment of debt	(4,840)	(83,980)	0	0	(3,888)	(239,556)	0	0	(15,167)	(56,259)	(3,888)	(87,868)	(254,723)	(1,447)
Other income (expense), net	2,617	(4,591)	1,709	(18,098)	(1,000)	1,929	824	(1,397)	(1,106)	16,315	(17,389)	(21,980)	250	(3,169)
Income (loss) before income taxes	(83,448)	(265,400)	(165,974)	31,484	(305,444)	(325,768)	(51,816)	(36,372)	(305,513)	(619,851)	(439,934)	(705,334)	(719,469)	(394,007)
Income tax benefit (expense)	(24,376)	(36,833)	73,802	(11,477)	96,325	128,986	13,232	8,663	157,398	(92,142)	158,650	121,817	308,279	125,978
Consolidated net income (loss)	(107,824)	(302,233)	(92,172)	20,007	(209,119)	(196,782)	(38,584)	(27,709)	(148,115)	(711,993)	(281,284)	(583,517)	(411,190)	(268,029)
Less amount attributable to noncontrolling interest	7,028	6,994	9,683	12,805	(6,116)	(5,518)	11,977	11,316	(4,486)	13,679	16,372	23,366	13,289	34,065
Net income (loss) attributable to the Company	(114,852)	(309,227)	(101,855)	7,202	(203,003)	(191,264)	(50,561)	(39,025)	(143,629)	(725,672)	(297,656)	(606,883)	(424,479)	(302,094)
Scenario, Previously Reported [Member]
Operating Expenses [Abstract]
Direct operating expenses			646,113
Corporate expenses			$ 92,204